Nature of Operations and Continuance of Business	12 Months Ended
Dec. 31, 2013
Nature Of Operations And Continuance Of Business
Nature of Operations and Continuance of Business
1.	Nature of Operations and Continuance of Business

Kbridge Energy Corp. (the “Company”) was incorporated under the laws of British Columbia, Canada, on October 23, 2002 as Penn Biotech Inc. On January 13, 2005, the Company changed its name from to United Traffic System Inc. On November 30, 2007, the Company changed its name to Corpus Resources Corporation. On June 23, 2009, the Company changed its name to NeoMedyx Medical Corp. On February 24, 2010, the Company changed its name to Blue Marble Media Corp. On December 8, 2011, the Company changed its name to Kbridge Energy Corp. The Company was considered a development stage company during the year ended December 31, 2012 as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities”. As a development stage company, the Company disclosed the deficit accumulated during the development stage and the cumulative statements of operations and cash flows from inception to the current balance sheet date. A entity remains in the development stage until such time as, among other factors, significant revenues have been generated. During the year ended December 31, 2013, the Company generated significant revenues from operations and has the expectation to continue recognizing revenues from operations. As at and for the year ended December 31, 2013, the Company ceased to be a development stage company. The Company’s current business is providing consulting services in the resource sector.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As at December 31, 2013, the Company has an accumulated deficit of $2,292,419 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.